Mainland China Contribution Plan and Profit Appropriation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mainland China Contribution Plan
Total Contribution for employee benefits	$ 17,279,755	$ 12,614,542	$ 8,298,074
Restrictions on distributions of statutory capital
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%
Ceiling of cumulative appropriation of registered capital (as a percent)	50.00%
Total appropriations	4,099,511	10,214,705	21,211,346
Restricted net asset from distribution to as a form of dividends, loans or advances	244,628,141
Discontinued Operations
Mainland China Contribution Plan
Total Contribution for employee benefits	$ 21,857	$ 14,557	$ 1,103,397